Postretirement Benefit Plans - Summary of Actual Pension Plan Asset Allocation (Detail)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Defined Benefit Plan Disclosure [Line Items]
Actual benefit plan asset allocation	100.00%	100.00%
Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Actual benefit plan asset allocation	29.00%	29.00%
Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Actual benefit plan asset allocation	52.00%	55.00%
Insurance Contracts [Member]
Defined Benefit Plan Disclosure [Line Items]
Actual benefit plan asset allocation	7.00%	6.00%
Other [Member]
Defined Benefit Plan Disclosure [Line Items]
Actual benefit plan asset allocation	12.00%	10.00%